Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000023273 | The St. Joe Co.
Holdings [Line Items]
Percent of Net Asset Value	77.90%
C000023273 | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000023273 | Imperial Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023273 | Bank OZK
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023273 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000023273 | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000023273 | Natural Resource Partners LP
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000023273 |
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000023273 | Coal & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000023273 | Mortgage Finance
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000023273 | Regional Banks
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023273 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023273 | Oil & Gas Storage & Transportation
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000023273 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000023273 | Real Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	77.90%
C000023273 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000023273 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000023273 | Foreign Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023273 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000023273 | Domestic Preferred Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000082377 | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000082377 | Bank OZK
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000082377 | W. R. Berkley Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000082377 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000082377 | CF Industries Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000082377 | Target Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000082377 | Occidental Petroleum Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000082377 | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000082377 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082377 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082377 |
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000082377 | Mortgage Finance
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000082377 | Regional Banks
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000082377 | Oil & Gas Storage & Transportation
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000082377 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000082377 | Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082377 | Integrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000082377 | Consumer Staples Merchandise Retail
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000082377 | Fertilizers & Agricultural Chemicals
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000082377 | Property & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000082377 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000082377 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000082377 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000082377 | Domestic Preferred Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	3.10%